Note 8 - Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

8. Revenue from Contracts with Customers

The following table summarizes revenue from contracts with customers for the years ended December 31, 2022 and 2021 into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors (in thousands):

	December 31,
	2022	2021
Product sales:
Zalviso	$—	$270
Total product sales	—	270
Contract and collaboration revenue:
Non-cash royalty revenue related to Royalty Monetization (Note 11)	—	83
Royalty revenue	—	28
Other revenue	—	(3)
Total revenues from contract and other collaboration	—	108
Total revenue	$—	$378

For additional detail on the Company’s accounting policy regarding revenue recognition, refer to Note 1, “Organization and Summary of Significant Accounting Policies - Revenue from Contracts with Customers.”

Product Sales

Zalviso was sold in Europe by the Company’s collaboration partner, Grünenthal, through May 12, 2021, at which time, due to the termination of the Grünenthal Agreements, the rights to market and sell Zalviso in Europe reverted back to the Company.

Contract and Other Collaboration

Contract and other collaboration revenue includes revenue under the Grünenthal Agreements related to research and development services, non-cash royalty revenue related to the Royalty Monetization and royalty revenue for sales of Zalviso in Europe. For the year ended December 31, 2022, the Company did not record any contract and other collaboration revenue.